Note 20 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Note 20 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Asset fair value		$ 12,113	$ 18,568
Fair value gain (loss)		(632)	397
Loans Held-for-sale [Member]
Note 20 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Asset fair value		3,779	2,076
Fair value gain (loss)		3	(1)
Mortgage Servicing Rights [Member]
Note 20 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Asset fair value		1,499	1,507
Fair value gain (loss)		0	0
Loans Receivable [Member]
Note 20 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Asset fair value	[1]	4,790	11,882
Fair value gain (loss)	[1]	(373)	532
Real estate, net [Member]
Note 20 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Asset fair value	[2]	2,045	3,103
Fair value gain (loss)	[2]	(262)	(134)
Fair Value, Inputs, Level 1 [Member]
Note 20 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Asset fair value		0	0
Fair Value, Inputs, Level 1 [Member] | Loans Held-for-sale [Member]
Note 20 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Asset fair value		0	0
Fair Value, Inputs, Level 1 [Member] | Mortgage Servicing Rights [Member]
Note 20 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Asset fair value		0	0
Fair Value, Inputs, Level 1 [Member] | Loans Receivable [Member]
Note 20 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Asset fair value	[1]	0	0
Fair Value, Inputs, Level 1 [Member] | Real estate, net [Member]
Note 20 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Asset fair value	[2]	0	0
Fair Value, Inputs, Level 2 [Member]
Note 20 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Asset fair value		12,113	18,568
Fair Value, Inputs, Level 2 [Member] | Loans Held-for-sale [Member]
Note 20 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Asset fair value		3,779	2,076
Fair Value, Inputs, Level 2 [Member] | Mortgage Servicing Rights [Member]
Note 20 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Asset fair value		1,499	1,507
Fair Value, Inputs, Level 2 [Member] | Loans Receivable [Member]
Note 20 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Asset fair value	[1]	4,790	11,882
Fair Value, Inputs, Level 2 [Member] | Real estate, net [Member]
Note 20 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Asset fair value	[2]	2,045	3,103
Fair Value, Inputs, Level 3 [Member]
Note 20 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Asset fair value		0	0
Fair Value, Inputs, Level 3 [Member] | Loans Held-for-sale [Member]
Note 20 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Asset fair value		0	0
Fair Value, Inputs, Level 3 [Member] | Mortgage Servicing Rights [Member]
Note 20 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Asset fair value		0	0
Fair Value, Inputs, Level 3 [Member] | Loans Receivable [Member]
Note 20 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Asset fair value	[1]	0	0
Fair Value, Inputs, Level 3 [Member] | Real estate, net [Member]
Note 20 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Asset fair value	[2]	$ 0	$ 0

[1]	Represents carrying value and related specific reserves on loans for which adjustments are based on the appraised value of the collateral. The carrying value of loans fully charged-off is zero.
[2]	Represents the fair value and related losses on foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.